Acquisition - Additional Information (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Feb. 04, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Business Acquisition [Line Items]
Aggregate cash purchase price			$ 2,500	$ 0
Revenues			16,316	17,834
Operating loss			(8,003)	(7,838)
Investment management expenses			15,342	$ 11,331
Monomoy Construction Services, LLC
Business Acquisition [Line Items]
Revenues		$ 900
Operating loss		$ 900
Monomoy Construction Services, LLC | Acquisition-Related Costs
Business Acquisition [Line Items]
Investment management expenses			$ 100
Greenfield
Business Acquisition [Line Items]
Business acquisition, date	Feb. 04, 2025
Aggregate cash purchase price	$ 2,500
Intangible assets acquired, weighted average estimated useful life	15 years